Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2025
Regulated Operations [Abstract]
Schedule of generate rate cases and infrastructure surcharges
The table below summarizes the annualized incremental revenues, assuming a constant sales volume and customer count, resulting from general rate case authorizations that became effective during 2025. The amounts include reductions for the amortization of the excess accumulated deferred income taxes (“EADIT”) that are generally offset in income tax expense.

	Effective Date	Amount
General rate cases by state:
Kentucky	December 16, 2025	$18
Hawaii	August 1, 2025	1
Iowa	August 1, 2025 (a)	13
Missouri	May 28, 2025	63
Indiana, Step Increase	May 14, 2025	17
Virginia	February 24, 2025 (b)	15
Tennessee	January 21, 2025	1
Illinois	January 1, 2025	105
California, Step Increase	January 1, 2025	17

Total general rate case authorizations		$250

(a)	Interim rates of $5 million were effective May 11, 2024. The Iowa Utilities Commission issued its final order on May 21, 2025.

(b)
Interim rates were effective May 1, 2024, and the difference between interim and final approved rates were subject to refund. The Virginia State Corporation Commission issued its final order on February 24, 2025.

The table below summarizes the annualized incremental revenues, assuming a constant sales volume and customer count, resulting from general rate case authorizations that became effective on or after January 1, 2026. The amounts include reductions for the amortization of EADIT that are generally offset in income tax expense.

	Effective Date	Amount
General rate cases by state:
California, Attrition Increase	January 1, 2026	$14

Total general rate case authorizations		$14

Schedule of annualized incremental revenues	Presented in the table below are annualized incremental revenues, assuming a constant sales volume and customer count, resulting from infrastructure surcharge authorizations that became effective during 2025:

	Effective Date	Amount
Infrastructure surcharges by state:
New Jersey	November 29, 2025	$26
Pennsylvania	October 1, 2025	5
New Jersey	May 30, 2025	15
Missouri	February 7, 2025	17
Kentucky	January 1, 2025	2
West Virginia	January 1, 2025	4

Total infrastructure surcharge authorizations		$69

Presented in the table below are annualized incremental revenues, assuming a constant sales volume and customer count, resulting from infrastructure surcharge authorizations that became effective on or after January 1, 2026:

	Effective Date	Amount
Infrastructure surcharge filings by state:
Pennsylvania	January 1, 2026	$11
Illinois	January 1, 2026	5

Total infrastructure surcharge filings		$16

Schedule of composition of regulatory assets	Presented in the table below is the composition of regulatory assets as of December 31:

	2025	2024
Removal costs recoverable through rates	$323	$356
Deferred pension expense	276	318
Customer lead line replacements	80	86
Unamortized debt expense	84	84
Regulatory balancing accounts	65	71
Programmed maintenance expense	60	57
Purchase premium recoverable through rates	49	50
Other	195	128

Total (non-current) regulatory assets	1,132	1,150

Current regulatory assets (a)	22	19

Total regulatory assets	$1,154	$1,169

(a)	Current regulatory assets are included in other current assets on the Consolidated Balance Sheets.

Schedule of composition of regulatory liabilities	Presented in the table below is the composition of regulatory liabilities as of December 31:

	2025	2024
Income taxes recovered through rates	$959	$1,016
Removal costs recovered through rates	248	245
PFAS Multi-district litigation settlements	91	—
Postretirement benefit liability	43	71
Other	75	84

Total (non-current) regulatory liabilities	1,416	1,416

Current regulatory liabilities (a)	24	—

Total regulatory liabilities	$1,440	$1,416

(a)
Current regulatory liabilities, which as of December 31, 2025, primarily consisted of PFAS Multi-district litigation settlements, are included in other current liabilities on the Consolidated Balance Sheets.